Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Description of Plan	Description of Plan
The following description of the Dream Finders Homes 401(k) Plan (the “Plan”) provides only general information. Participants should refer to the Plan document and related materials for a more complete description of the provisions of the Plan.
General
The Plan was established by Dream Finders Homes, Inc. (the “Company”) on January 1, 2014. The Plan is a defined contribution plan for the benefit of eligible employees of the Company. Employees may begin participating the first day of the month after two months of continuous employment as long as they have attained the age of 18. The Plan is administered by the Benefit Investments Committee (the “Committee” or “Plan Administrator”) and the trustee for the Plan is Reliance Trust Company (the “Trustee”). The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).
For the year ended December 31, 2025, the Plan adopted a voluntary provision under the Setting Every Community Up for Retirement Enhancement 2.0 Act of 2022 (the “SECURE 2.0 Act”), as discussed below. The SECURE 2.0 Act is legislation designed to enhance retirement savings and update the regulatory framework for qualified retirement plans.
Contributions
Participants may contribute pre-tax or after-tax salary deferrals to the Plan, as defined by the Plan and subject to certain limitations set by the Internal Revenue Code (the “Code”). The Plan includes an automatic enrollment program known as a qualified automatic contribution arrangement (“QACA”). Under the QACA, employee pre-tax salary deferrals are automatically withheld unless the employee opts out or makes changes to the program. In addition, employees who have reached the age of 50 by the end of the Plan year may make catch-up contributions up to limits defined by the Code. Effective January 1, 2025, the Plan permitted the optional provision under the SECURE 2.0 Act that allows enhanced catch-up contributions for eligible participants ages 60 through 63. Participants may also contribute amounts representing distributions from other qualified defined benefit or defined contribution plans (“rollover contributions”).
The Company makes matching safe harbor contributions equal to 100% of the first 2% of eligible Plan compensation and 50% of the next 4% of eligible Plan compensation. The Plan also permits discretionary contributions.
Participant Accounts
Each participant’s account is credited or debited with the participant’s contributions, as well as with any Company contributions, rollover contributions, fees, expenses and allocations of investment earnings or losses. The participant is entitled to the benefit derived from the participant’s vested account balance.
Vesting
Participant salary deferral contributions and certain other contributions as defined by the Plan document are immediately vested. Company safe harbor contributions and related earnings are 100% vested after two years of service. Discretionary contributions, if any, are subject to a six-year vesting schedule.
Investment Options
Participants may direct the Plan to invest funds in their account to the available options within the Plan. Participants may direct up to 25% of their account to invest in the stock fund of the Company (“Dream Finders Homes Stock Fund”). The Plan currently offers investments in various money market and mutual funds, a stable value collective trust and shares of the common stock of the Company held in the Dream Finders Homes Stock Fund.
Forfeitures
In the event that a participant’s employment is terminated, non-vested amounts in the Plan will be forfeited. Forfeited balances are used to reduce employer contributions or to pay administrative expenses for the Plan.
During the year ended December 31, 2025, forfeitures totaling $441,656 were used to reduce employer contributions and $46,930 were used to reduce Plan expenses. As of December 31, 2025 and 2024, there were forfeited non-vested accounts totaling $188,741 and $67,998, respectively.
Payment of Benefits
In accordance with the provisions of the Plan, upon termination of service due to death, disability, retirement or other reasons, a participant will receive a lump-sum distribution equal to the value of their vested account balance if that balance does not exceed $7,000. If the vested account balance exceeds $7,000, the participant may elect to receive the distribution as a lump-sum, through partial withdrawals or in installment payments.
Additionally, under certain circumstances of financial hardship, the participant is allowed to withdraw funds from the Plan.
Expenses
Administrative expenses of the Plan may be paid by the Company or the Plan. Unless paid by the Company, administrative expenses are charged to participant accounts based on the nature of the expense or allocated to participant accounts proportionally based on the value of the account balances.
Plan Termination
Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event the Plan is terminated, participants will become fully vested in their accounts.
Notes Receivable from Participants
Participants may borrow up to 50% of their vested account balance subject to a minimum of $1,000 and a maximum of $50,000. A participant may only have one active loan at a time. The loans are secured by the balance in the participant’s account. Generally, the term of the loan may not exceed five years. However, if the loan is for the purchase of a principal residence, the term may be up to 15 years. The loan interest rate is set at 1% above the prime rate as published in The Wall Street Journal on the 14th day of every month. Principal and interest are paid ratably through bi-weekly payroll deductions. As of December 31, 2025, notes receivable from participants were subject to interest rates ranging from 4.25% to 10.50%.